Investments Composition of Fixed Maturities by Maturity (Parenthetical) (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Open interest rate swap positions	[1]	$ 4.4	$ 15.8
Interest Rate Swaps
Schedule of Available-for-sale Securities [Line Items]
Open interest rate swap positions		$ 4.4

[1]	To the extent we hold both derivative assets and liabilities with the same counterparty that are subject to an enforceable master netting arrangement, we expect that we will report them on a gross basis on our balance sheets, consistent with our historical presentation.